Loans Receivable - Summary of Age Analysis of Post Due Receivables (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Past due receivables	$ 869,724	$ 700,370	$ 266,279
Past due receivables Current	7,383,766	7,409,707	4,647,000
Total Financing Receivables	8,253,490	8,110,077	4,913,279
Recorded Investment > 90 Days and Accruing	433,781	389,431	124,397
30-60 Days Past Due [Member]
Past due receivables	262,403	157,316	65,684
61-90 Days Past Due [Member]
Past due receivables	173,539	153,623	76,198
Greater Than 90 Days [Member]
Past due receivables	$ 433,782	$ 389,431	$ 124,397